UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Springbok Capital Management, LLC

Address:   130 East 59th Street, 11th Floor
           New York, New York  10022

13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Trevor E. Cohen
Title:     Chief Operating Officer
Phone:     212-897-6732


Signature, Place and Date of Signing:

/s/ Trevor E. Cohen               New York, NY             November 14, 2007
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total: $ 331,914
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          028-12256                          Springbok Capital Master Fund, LP

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7    COLUMN 8

                              TITLE                      VALUE     SHRS OR    SH/  PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1000)  PRN AMT    PRN  CALL DISCRETION      MGRS   SOLE   SHARED    NONE
--------------                --------        -----      --------  -------    ---  ---- ----------      ----   ----   ------    ----
ADHEREX TECHNOLOGIES INC      COM NEW         00686R200     811    2,028,333  SH        SHARED-DEFINED  1             2,028,333
AMERICAN TOWER CORP           CL A            029912201   9,405      215,997  SH        SHARED-DEFINED  1               215,997
AMERIPRISE FINL INC.          COM             03076C106  11,010      174,454  SH        SHARED-DEFINED  1               174,454
ANADARKO PETE CORP            COM             032511107  12,148      226,000  SH        SHARED-DEFINED  1               226,000
ANNTAYLOR STORES CORP         COM             036115103  10,980      346,715  SH        SHARED-DEFINED  1               346,715
COMCAST CORP NEW              CL A SPL        20030N200  12,699      530,000  SH        SHARED-DEFINED  1               530,000
CONOCOPHILLIPS                COM             20825C104  20,320      231,516  SH        SHARED-DEFINED  1               231,516
CROWN HOLDINGS INC            COM             228368106  16,406      720,819  SH        SHARED-DEFINED  1               720,819
CVS CAREMARK CORPORATION      COM             126650100  17,008      429,176  SH        SHARED-DEFINED  1               429,176
GENPACT LIMITED               SHS             G3922B107     166        9,800  SH        SHARED-DEFINED  1                 9,800
GREAT WOLF RESORTS INC        COM             391523107  25,919    2,097,017  SH        SHARED-DEFINED  1             2,097,017
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B  40051E202  16,939      341,370  SH        SHARED-DEFINED  1               341,370
GULFPORT ENERGY CORP          COM NEW         402635304  24,224    1,023,851  SH        SHARED-DEFINED  1             1,023,851
HEWITT ASSOCS INC             COM             42822Q100  23,467      669,531  SH        SHARED-DEFINED  1               669,531
HORIZON LINES INC             COM             44044K101  22,247      728,695  SH        SHARED-DEFINED  1               728,695
MCDONALDS CORP                COM             580135101   9,834      180,541  SH        SHARED-DEFINED  1               180,541
OMNICARE INC                  COM             681904108  10,960      330,820  SH        SHARED-DEFINED  1               330,820
REPUBLIC AWYS HLDGS INC       COM             760276105  14,781      698,199  SH        SHARED-DEFINED  1               698,199
SBA COMMUNICATIONS CORP       COM             78388J106  14,036      397,839  SH        SHARED-DEFINED  1               397,839
SILICON GRAPHICS INC          COM NEW         827056300     787       39,862  SH        SHARED-DEFINED  1                39,862
TAL INTL GROUP INC            COM             874083108  10,469      417,591  SH        SHARED-DEFINED  1               417,591
TERNIUM SA                    SPON ADR        880890108  11,528      367,144  SH        SHARED-DEFINED  1               367,144
MICRON TECHNOLOGY INC         COM             595112103   3,596      324,000       PUT  SHARED-DEFINED  1               324,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   2,869       55,800       PUT  SHARED-DEFINED  1                55,800
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   1,691       32,900       PUT  SHARED-DEFINED  1                32,900
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  10,436      203,000       PUT  SHARED-DEFINED  1               203,000
SPDR TR                       UNIT SER 1      78462F103   2,746       18,000       PUT  SHARED-DEFINED  1                18,000
SPDR TR                       UNIT SER 1      78462F103   1,800       11,800       PUT  SHARED-DEFINED  1                11,800
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605  12,630      368,000       PUT  SHARED-DEFINED  1               368,000



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